FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Schedule of Assets and Liabilities Measured on Recurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Aggregate fair value			$ 19,703
Derivatives - Presented net of convertible notes among long-term liabilities		22
Convertible subordinated notes	921	528
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives - Presented net of convertible notes among long-term liabilities
Convertible subordinated notes	921	528
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives - Presented net of convertible notes among long-term liabilities
Convertible subordinated notes
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives - Presented net of convertible notes among long-term liabilities		22
Convertible subordinated notes